Cost of sales (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Expense by nature
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	$ 4,132	$ 103,429	$ 10,075	$ 108,510
Impairment of assets held for sale			2,853
Cost of sales
Expense by nature
Power generation	84,342	89,883	263,803	303,815
Depreciation	75,420	89,850	223,005	293,784
Tower repairs and maintenance	12,974	20,364	37,476	77,762
Amortization	9,167	10,908	28,769	33,871
Staff costs	5,764	7,240	18,564	25,385
Security services	5,204	9,650	13,157	33,756
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	4,132	103,429	10,075	108,510
Short-term rental	2,443	2,605	6,074	8,195
Insurance	1,148	1,081	3,468	3,635
Travel costs	699	1,753	4,076	7,967
Vehicle maintenance and repairs	467	495	1,359	1,556
Professional fees	462	905	1,324	2,106
Impairment of assets held for sale			2,853
Regulatory fees	(2,784)	9,365	11,815	30,562
Other	2,307	11,355	36,927	31,724
Total	201,745	358,883	662,745	962,628
Foreign exchange gains (losses)	$ (200)	$ (8,800)	(30,400)	$ (25,400)
Cost of sales | BRAZIL
Expense by nature
Indirect tax receivable			$ 1,000